Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Acquisitions
Acquisitions

3.                                      Acquisitions

On July 9, 2012, we completed the acquisition of certain assets of a surgical laser equipment service provider for a total consideration of approximately $5.3 million.  The consideration consists of $2.6 million of cash paid at closing, $1.0 million of debt assumed that was paid off upon closing, and approximately $1.7 million in contingent earn-out payment expected to be paid in the second half of 2013.  The acquisition was funded through our Senior Secured Credit Facility.

The following summarizes the preliminary estimates of fair values of assets acquired and liabilities assumed at the date of acquisition within our consolidated balance sheet:

(In millions)	July 9, 2012
Net working capital	$0.6
Property and equipment	1.1
Goodwill	1.2
Intangible assets	2.4
Debt	(1.0)
Total purchase price	$4.3

We will utilize additional information, particularly as it relates to intangible assets, as it becomes available in order to finalize this purchase price allocation as soon as practicable, but no later than July 9, 2013, one year from the acquisition date.

On March 31, 2012, we completed the acquisition of certain assets of the southern California equipment rental division of a medical equipment manufacturer. The total purchase price was approximately $0.8 million, including approximately $0.4 million in contingent consideration to be paid over four years based on future revenues. Assets acquired consisted of medical equipment of $0.4 million and customer relationship intangibles of $0.3 million.

On January 3, 2012, we completed the acquisition of all of the outstanding stock of a Florida-based surgical laser equipment service provider for total consideration of approximately $16.1 million. The consideration total consists of $11.0 million of cash paid at closing, $3.2 million of debt assumed that was paid off upon closing, and $1.9 million of holdback amounts expected to be paid by January 2013.  The acquisition was funded through our Senior Secured Credit Facility. At September 30, 2012, $0.3 million in holdback amount had been paid.

The following summarizes the fair values of assets acquired and liabilities assumed at the date of acquisition within our consolidated balance sheet:

(In millions)	January 3, 2012
Net working capital	$0.4
Property and equipment	5.4
Goodwill	8.4
Intangible assets	5.3
Deferred tax liability	(3.4)
Debt	(3.2)
Total purchase price	$12.9

We will utilize additional information, particularly as it relates to intangible assets and income taxes, as it becomes available in order to finalize this purchase price allocation as soon as practicable, but no later than January 3, 2013, one year from the acquisition date.

Acquisitions completed during the nine months ended September 30, 2012 are not material individually or in the aggregate.

On April 1, 2011, we completed our acquisition of Emergent Group, which was, at December 31, 2011, merged into its principal operating subsidiary, PRI Medical, whose name was subsequently changed to UHS Surgical Services, Inc., and which we refer to as “Surgical Services”. Surgical Services is a provider of laser and mobile surgical equipment services primarily for the urology community.

We acquired Surgical Services (previously, Emergent Group), for a total purchase price of approximately $65.3 million, which represents the sum of $60.0 million of cash paid for equity, $4.8 million of capital lease liability assumed and $2.0 million of transaction costs, less cash acquired of $1.5 million. All outstanding shares were purchased at a price of $8.46 per share. The acquisition was funded primarily by drawings under our Senior Secured Credit Facility, which is described below in Note 9, Long-Term Debt.

The amounts of revenue and net income of Surgical Services included in the Company’s consolidated statements of operations from April 1, 2011 to September 30, 2012 are as follows:

	Revenue and income included in the Consolidated Statements of Operations from:
(in thousands)	April 1, 2012 to September 30, 2012	January 1, 2012 to September 30, 2012	April 1, 2011 to September 30, 2011
Revenue	$25,804	$37,645	$16,461
Net income (loss) attributable to Surgical Services	$(1,848)	(1,940)	603

The following unaudited supplemental pro forma information presents the financial results as if the acquisition of Emergent Group had occurred on January 1, 2011 for the nine months ended September 30, 2011. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2011, nor are they indicative of any future results.

Nine Months Ended
(in thousands)	September 30, 2011
Revenue	$267,043
Net loss attributable to Universal Hospital Services, Inc.	(16,027)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Emergent Group to reflect the additional depreciation, amortization and interest that would have been charged assuming the fair value adjustments primarily to medical equipment and intangible assets, and draws on the line of credit to fund the acquisition had been applied on January 1, 2011, as applicable, together with the consequential tax effects.

3. Acquisitions

Emergent Group Inc.

        On April 1, 2011 (the "Acquisition Date"), we completed our acquisition of Emergent Group for a total purchase price of approximately $65.3 million, which represents the sum of $60.0 million of cash paid for equity, $4.8 million of capital lease liability assumed and $2.0 million of transaction costs, less cash acquired of $1.5 million. All outstanding shares were purchased at a price of $8.46 per share. Emergent Group's wholly owned subsidiary, PRI Medical Technologies, Inc. ("PRI Medical") is a provider of laser and mobile surgical equipment services primarily for the urology community. The acquisition of Emergent Group was funded primarily by drawings under our $195.0 million Senior Secured Credit Facility, which is described below in Note 8, Long-Term Debt.

        The following table summarizes the fair values of the assets acquired and liabilities assumed at the Acquisition Date:

(in thousands)	April 1, 2011
Cash and cash equivalents	$1,480
Accounts receivable	4,517
Deferred income taxes	1.868
Inventories	1,222
Other current assets	1,403
Medical equipment	7,540
Property and equipment	234
Intangible assets	22,150
Other assets	79

Total identifiable assets	40,493

Accounts payable	1,972
Accrued expenses	1,905
Other liabilites	1,618
Deferred income taxes	9,523
Capital leases	4,763

Total liabilities assumed	19,781

Net identifiable assets acquired	20,712
Non controlling interests	(379)
Goodwill	39,686

Net assets acquired	$60,019

        As of December 31, 2011, we were substantially complete with our purchase price allocation, with the exception of income taxes, for which we will utilize additional information as we complete and file our related tax returns. We expect to finalize all aspects of the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the Acquisition Date.

        In the second quarter of 2012, we recorded a measurement adjustment of $0.3 million, increasing the fair values of goodwill and accrued expenses assumed in the acquisition as of the acquisition date. We have retrospectively adjusted the previously reported fair values of goodwill and accrued expenses in the table above.

        The valuation of the intangible assets acquired and related amortization periods are as follows:

	Valuation (in thousands)	Amortization Period (in years)
Customer relationships	$17,669	8
Trade names	4,264	10
Proprietary software	217	3

Total	$22,150

        The $39.7 million of goodwill was assigned to our outsourcing segment. The goodwill recognized is attributable primarily to strategic and synergistic opportunities across Emergent Group, the assembled workforce of Emergent Group and other factors. The goodwill recognized is not deductible for income tax purposes.

        On October 3, 2011, we completed the acquisition, effective October 1, 2011, of all of the outstanding stock of a surgical laser equipment service provider for approximately $5.5 million in cash consideration (see Other Acquisitions below).

        Effective December 31, 2011, Emergent Group was merged into its principal operating subsidiary, PRI Medical, with PRI Medical the surviving entry. Also, on December 31, 2011, PRI Medical's name was changed to UHS Surgical Services, Inc., which we refer to as "Surgical Services". This name change, along with the aforementioned acquisition, supports our strategic growth initiatives to diversify our outsourcing offerings to our customers.

        The amounts of revenue and net income of Surgical Services included in the Company's consolidated statements of operations from the Acquisition Date to December 31, 2011 are as follows:

(in thousands)	Revenue and income included in the consolidated statements of operations from April 1, 2011 to December 31, 2011
Revenue	$25,421
Net income attributable to Universal Hospital Services, Inc.	(1,805)

        The following supplemental pro forma information presents the financial results as if the acquisition of Surgical Services had occurred on January 1, 2010 for the years ended December 31, 2011 and 2010, respectively. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2010, nor are they indicative of any future results.

(in thousands)	Year Ended December 31, 2011
Pro forma consolidated results
Revenue	$362,985
Net loss attributable to Universal Hospital Services, Inc.	(20,339)

(in thousands)	Year Ended December 31, 2010
Pro forma consolidated results
Revenue	$341,717
Net loss attributable to Universal Hospital Services, Inc.	(34,096)

        These amounts have been calculated after applying the Company's accounting policies and adjusting the results of Surgical Services to reflect the additional depreciation, amortization and interest that would have been charged assuming that both the fair value adjustments, primarily to medical equipment and intangible assets, and draws on the line of credit to fund the acquisition had been applied on January 1, 2010, as applicable, together with the consequential tax effects.

Other Acquisitions

        On May 31, 2011, we completed the acquisition of certain assets of the equipment rental division of a medical equipment manufacturer for $6.5 million in cash. The assets acquired primarily consisted of movable medical equipment of approximately $1.7 million, customer relationship intangibles of approximately $1.9 million and tax deductible goodwill of approximately $2.9 million. The acquisition was funded through our $195.0 million Senior Secured Credit Facility, which is described below in Note 8, Long-Term Debt. This acquisition did not have a material impact on our consolidated results of operations or our financial position for the 2011 fiscal year.

        On October 3, 2011, we completed the acquisition, effective October 1, 2011, of all of the outstanding stock of a surgical laser equipment service provider for approximately $5.5 million in cash consideration. The $5.5 million purchase price includes $0.5 million of debt which was paid off at closing. In conjunction with this acquisition, approximately $3.1 million of non-deductible goodwill was recorded. This acquisition did not have a material impact on our consolidated results of operations or our financial position for the 2011 fiscal year.

        The following table summarizes the impact of acquisitions completed during 2011 related to goodwill at December 31, 2011:

(in thousands)	Goodwill
Balance at December 31, 2010	$280,211
Acquisition of Emergent Group Inc.	39,686
Other acquisitions	6,014

Balance at December 31, 2011	$325,911

        The Company expensed $3.5 million of acquisition and integration related costs for the year ended December 31, 2011, of which approximately $3.3 million was related to the April 1, 2011 Emergent Group acquisition. These costs are included in the line item entitled "acquisition and integration expenses" in the accompanying consolidated statements of operations and are comprised of the following items:

Acquisition and integration expenses
(in thousands)	Year Ended December 31, 2011
Investment banking fees	$825
Legal, accounting and other costs	2,658

Total	$3,483